Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Australia (3.4%)
	Wesfarmers Ltd.	278,824	15,252
	Brambles Ltd.	871,285	13,330
	Medibank Pvt Ltd.	4,006,169	13,094
	CSL Ltd.	40,350	6,980
	Insurance Australia Group Ltd.	1,240,901	6,966
	CAR Group Ltd.	216,225	5,263
	Origin Energy Ltd.	452,336	3,382
	Coles Group Ltd.	216,019	2,876
	Santos Ltd.	317,651	1,598
[1]	Washington H Soul Pattinson & Co. Ltd.	56,854	1,477
	Aurizon Holdings Ltd.	654,689	1,359
	SEEK Ltd.	60,526	934
			72,511
Belgium (0.1%)
	Colruyt Group NV	40,419	1,727
Brazil (1.1%)
	Itau Unibanco Holding SA ADR	2,865,123	17,965
	Petroleo Brasileiro SA - Petrobras ADR	277,647	3,226
[1]	Suzano SA ADR	337,567	3,129
			24,320
Canada (4.0%)
	Dollarama Inc.	172,689	23,603
[2]	Hydro One Ltd.	507,688	17,954
	Intact Financial Corp.	84,672	17,501
	Pembina Pipeline Corp.	464,573	17,267
	Fortis Inc. (XTSE)	99,554	4,871
	TMX Group Ltd.	74,487	3,029
	Enbridge Inc.	30,351	1,375
	Waste Connections Inc.	3,796	709
			86,309
China (1.1%)
	Sinopharm Group Co. Ltd. Class H	3,058,800	7,352
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	1,384,000	5,542
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	672,800	4,851
	China Shenhua Energy Co. Ltd. Class H	605,000	2,622
	Beijing Enterprises Holdings Ltd.	486,500	2,035
	China Resources Gas Group Ltd.	530,600	1,343
	Hengan International Group Co. Ltd.	184,000	550
			24,295
Denmark (0.1%)
	Tryg A/S	111,348	2,686
Finland (0.4%)
	Sampo OYJ Class A (XHEL)	745,618	8,003
France (3.7%)
	Orange SA	1,735,805	26,403
	Danone SA	281,090	23,003
	Sanofi SA	136,633	12,266
	Engie SA (XPAR)	507,213	11,401
	Klepierre SA	94,914	3,623
	Sodexo SA (XPAR)	40,381	2,402
			79,098
Germany (1.3%)
	SAP SE	30,120	8,613
[2]	Scout24 SE	59,324	7,928
	Beiersdorf AG	31,935	3,968

		Shares	Market Value ($000)
	E.ON SE	191,557	3,495
	Deutsche Telekom AG (Registered)	94,211	3,379
	Deutsche Boerse AG	3,402	984
			28,367
Hong Kong (0.9%)
	CLP Holdings Ltd.	1,388,605	12,053
	Power Assets Holdings Ltd.	644,770	4,245
	ASMPT Ltd.	157,800	1,335
	Hang Seng Bank Ltd.	82,800	1,206
			18,839
India (4.1%)
	ICICI Bank Ltd. ADR	969,471	32,671
	Dr Reddy's Laboratories Ltd. ADR	1,685,761	23,972
	HDFC Bank Ltd. ADR	254,955	19,573
[1]	Infosys Ltd. ADR	648,502	10,843
[1]	Wipro Ltd. ADR	289,759	788
			87,847
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	135,171	2,379
Israel (0.2%)
	Elbit Systems Ltd.	6,116	2,821
	Israel Discount Bank Ltd. Class A	153,267	1,466
*	Tower Semiconductor Ltd.	17,116	794
			5,081
Italy (0.5%)
	Eni SpA	589,825	10,067
Japan (2.1%)
	Softbank Corp.	13,712,700	19,813
	McDonald's Holdings Co. Japan Ltd.	146,900	5,866
	Kyushu Railway Co.	219,400	5,306
	Toho Co. Ltd.	51,400	3,243
	Kagome Co. Ltd.	151,500	2,895
	Yamada Holdings Co. Ltd.	643,000	1,960
	Nippon Building Fund Inc.	1,858	1,704
	MOS Food Services Inc.	47,800	1,211
	Canon Inc.	35,000	994
	Japan Real Estate Investment Corp.	1,067	866
	Hirose Electric Co. Ltd.	5,100	640
			44,498
Mexico (0.4%)
	Fomento Economico Mexicano SAB de CV ADR	58,501	5,292
	America Movil SAB de CV ADR	151,487	2,737
			8,029
Netherlands (0.7%)
	Koninklijke KPN NV	2,491,506	11,131
	ASML Holding NV	4,465	3,094
	ASM International NV	1,723	834
			15,059
Norway (0.3%)
	Orkla ASA	277,173	2,915
	Equinor ASA	84,791	2,178
	DNB Bank ASA	55,826	1,412
	Telenor ASA	61,616	945
			7,450
Singapore (0.5%)
	Oversea-Chinese Banking Corp. Ltd.	560,561	7,264
	Singapore Exchange Ltd.	222,126	2,724
			9,988
South Korea (1.8%)
	KT&G Corp.	152,609	14,303
	NAVER Corp.	31,678	5,331
	HMM Co. Ltd.	300,353	5,050
	LEENO Industrial Inc.	116,492	3,957
	Industrial Bank of Korea	200,339	2,795

		Shares	Market Value ($000)
	Douzone Bizon Co. Ltd.	49,176	2,514
	HYBE Co. Ltd.	9,455	1,757
	LG Uplus Corp.	110,396	1,162
	WONIK IPS Co. Ltd.	27,849	650
	GS Holdings Corp.	12,144	430
	Kangwon Land Inc.	31,605	424
			38,373
Spain (0.6%)
	Bankinter SA	729,345	10,411
	Redeia Corp. SA	62,571	1,213
	Iberdrola SA (XMAD)	59,854	1,052
	Logista Integral SA	18,859	597
			13,273
Sweden (0.4%)
	Tele2 AB Class B	280,452	4,334
	Essity AB Class B	80,766	1,992
	Telia Co. AB	399,540	1,411
			7,737
Switzerland (2.7%)
	Swisscom AG (Registered)	49,234	34,209
	Novartis AG (Registered)	165,348	18,831
[2]	Galenica AG	32,533	3,453
	Banque Cantonale Vaudoise (Registered)	17,241	1,995
	PSP Swiss Property AG (Registered)	4,143	703
			59,191
Taiwan (3.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	132,941	32,121
[1]	United Microelectronics Corp. ADR	4,444,799	30,402
	ASE Technology Holding Co. Ltd. ADR	1,612,923	15,323
	Chunghwa Telecom Co. Ltd. ADR	114,346	4,963
			82,809
United Kingdom (5.9%)
	Shell plc (XLON)	892,468	32,069
	Compass Group plc	907,281	31,881
	Pearson plc	1,053,641	14,899
	Sage Group plc	712,769	11,445
	Unilever plc (XLON)	134,865	7,825
	GSK plc	395,740	7,279
	Haleon plc	1,459,146	6,844
	AstraZeneca plc	31,205	4,553
	RELX plc	66,777	3,470
	BAE Systems plc	138,128	3,296
[2]	Auto Trader Group plc	239,655	2,646
			126,207
United States (57.7%)
[3]	Cisco Systems Inc.	509,752	34,704
	Johnson & Johnson	206,070	33,948
	Cencora Inc.	114,613	32,788
	Waste Management Inc.	142,603	32,679
*	Boston Scientific Corp.	309,831	32,507
	McDonald's Corp.	107,379	32,221
	AptarGroup Inc.	199,248	31,310
	Coca-Cola Co.	459,586	31,201
	Republic Services Inc.	131,789	30,397
	Amdocs Ltd.	355,191	30,319
	Motorola Solutions Inc.	66,742	29,298
	Progressive Corp.	118,226	28,615
*	O'Reilly Automotive Inc.	290,955	28,607
	Microsoft Corp.	53,283	28,426
	International Business Machines Corp.	108,261	27,406
	Church & Dwight Co. Inc.	291,280	27,313
	Northrop Grumman Corp.	46,934	27,063
	McKesson Corp.	38,620	26,784
	General Mills Inc.	511,535	25,055
	Cboe Global Markets Inc.	103,244	24,886
	Texas Instruments Inc.	130,994	23,718
	Lockheed Martin Corp.	55,449	23,343

		Shares	Market Value ($000)
	Southern Co.	239,827	22,659
	TJX Cos. Inc.	178,677	22,251
	Colgate-Palmolive Co.	264,060	22,141
	White Mountains Insurance Group Ltd.	11,516	20,588
	Roper Technologies Inc.	36,021	19,826
	RTX Corp.	124,654	19,642
	VeriSign Inc.	70,781	19,031
	NewMarket Corp.	27,016	18,560
	Consolidated Edison Inc.	169,012	17,493
	Apple Inc.	82,057	17,033
*	FTI Consulting Inc.	97,239	16,176
	CME Group Inc.	58,070	16,160
	Omega Healthcare Investors Inc.	410,358	15,963
	IDACORP Inc.	124,108	15,554
	Merck & Co. Inc.	190,306	14,867
	Chemed Corp.	34,769	14,335
	General Dynamics Corp.	45,292	14,113
	Dolby Laboratories Inc. Class A	181,994	13,711
	Fox Corp. Class A	240,122	13,389
	Automatic Data Processing Inc.	40,733	12,607
	Atmos Energy Corp.	77,971	12,157
*	Coupang Inc.	391,319	11,516
	Kimberly-Clark Corp.	92,033	11,469
	Fox Corp. Class B	209,417	10,710
*	CCC Intelligent Solutions Holdings Inc.	1,102,008	10,656
	Agree Realty Corp.	143,467	10,287
	Aon plc Class A (XNYS)	28,388	10,098
	Equity LifeStyle Properties Inc.	144,169	8,639
	Abbott Laboratories	68,228	8,610
	Procter & Gamble Co.	56,214	8,458
	Duke Energy Corp.	64,978	7,904
	Flowers Foods Inc.	496,948	7,877
	Williams Cos. Inc.	124,747	7,479
*	Box Inc. Class A	190,558	6,117
*	Cirrus Logic Inc.	59,235	5,966
*	Madison Square Garden Sports Corp.	29,384	5,938
*	Check Point Software Technologies Ltd.	30,892	5,752
	Analog Devices Inc.	24,267	5,451
	AbbVie Inc.	28,413	5,371
	Silgan Holdings Inc.	109,912	5,114
	Ryan Specialty Holdings Inc.	79,698	4,877
*	AutoZone Inc.	1,288	4,854
	W R Berkley Corp.	68,481	4,712
	FirstEnergy Corp.	108,594	4,638
	Visa Inc. Class A	12,959	4,477
	Progress Software Corp.	88,411	4,251
	WEC Energy Group Inc.	33,399	3,643
*	Merit Medical Systems Inc.	40,959	3,476
	Alphabet Inc. Class C	17,492	3,373
*	Berkshire Hathaway Inc. Class B	7,065	3,334
	H&R Block Inc.	53,015	2,881
	CMS Energy Corp.	35,273	2,603
	Linde plc	5,481	2,523
	OGE Energy Corp.	55,242	2,509
	Becton Dickinson & Co.	13,722	2,446
	NVIDIA Corp.	13,388	2,381
*	Laureate Education Inc.	99,408	2,247
*	Tyler Technologies Inc.	3,772	2,205
	RLI Corp.	30,654	2,023
*	Hologic Inc.	28,416	1,899
	Quest Diagnostics Inc.	10,199	1,707
	Loews Corp.	18,331	1,660
	Marsh & McLennan Cos. Inc.	7,565	1,507
	NetApp Inc.	13,575	1,414
*	Yelp Inc.	39,637	1,365
	Reynolds Consumer Products Inc.	59,302	1,334
	Unum Group	17,025	1,223
*	Prestige Consumer Healthcare Inc.	16,181	1,197
*	Atlanta Braves Holdings Inc. Class C	25,129	1,120
	Fresh Del Monte Produce Inc.	26,923	1,012

		Shares	Market Value ($000)
*	Innoviva Inc.	54,405	988
	InterDigital Inc.	3,726	962
*	Stride Inc.	6,347	814
	Chubb Ltd.	2,996	797
	PepsiCo Inc.	4,465	616
	Cardinal Health Inc.	3,908	607
*	Teledyne Technologies Inc.	863	475
	Meta Platforms Inc. Class A	603	466
	Realty Income Corp.	7,573	425
			1,239,297
Total Common Stocks (Cost $1,643,290)			2,103,440
Preferred Stocks (0.3%)
	Henkel AG & Co. KGaA Preference Shares	44,368	3,419
	Samsung Electronics Co. Ltd. Preference Shares	75,375	3,104
Total Preferred Stocks (Cost $6,599)			6,523
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.367% (Cost $46,236)	462,427	46,238
Total Investments (100.5%) (Cost $1,696,125)			2,156,201
Other Assets and Liabilities—Net (-0.5%)			(10,254)
Net Assets (100%)			2,145,947
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,965.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $36,832, representing 1.7% of net assets.
3	Securities with a value of $2,204 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $39,035 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	65	20,716	(3)
Euro Stoxx 50 Index	September 2025	32	1,950	8
Topix Index	September 2025	9	1,760	93
				98

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	8/15/2025	CHF	3,725	USD	4,706	—	(111)
Barclays Bank plc	8/15/2025	EUR	6,617	USD	7,772	—	(213)
State Street Bank & Trust Co.	8/15/2025	EUR	5,953	USD	6,805	—	(4)
Citibank, N.A.	8/15/2025	GBP	3,505	USD	4,766	—	(136)
State Street Bank & Trust Co.	8/15/2025	HKD	10,803	USD	1,381	—	(2)
State Street Bank & Trust Co.	8/18/2025	INR	410,278	USD	4,682	1	—
Citibank, N.A.	8/15/2025	JPY	501,125	USD	3,436	—	(107)
Goldman Sachs International	8/15/2025	SEK	9,979	USD	1,050	—	(30)
Royal Bank of Canada	8/15/2025	SGD	2,415	USD	1,891	—	(29)
State Street Bank & Trust Co.	8/15/2025	TWD	74,601	USD	2,577	—	(81)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	8/15/2025	USD	70,153	AUD	107,246	1,214	—
Goldman Sachs International	8/15/2025	USD	26,695	BRL	147,067	537	—
Bank of Montreal	8/15/2025	USD	88,282	CAD	120,594	1,182	—
Bank of Montreal	8/15/2025	USD	71,765	CHF	56,807	1,693	—
Toronto-Dominion Bank	8/15/2025	USD	2,780	DKK	17,673	75	—
Toronto-Dominion Bank	8/15/2025	USD	171,388	EUR	146,093	4,498	—
BNP Paribas	8/15/2025	USD	5,032	EUR	4,289	133	—
State Street Bank & Trust Co.	8/15/2025	USD	124,010	GBP	91,254	3,479	—
Barclays Bank plc	8/15/2025	USD	6,115	GBP	4,518	148	—
Citibank, N.A.	8/15/2025	USD	42,074	HKD	329,250	68	—
Barclays Bank plc	8/15/2025	USD	2,875	IDR	46,808,552	39	—
State Street Bank & Trust Co.	8/18/2025	USD	3,637	ILS	12,073	83	—
Goldman Sachs International	8/18/2025	USD	1,643	ILS	5,456	37	—
State Street Bank & Trust Co.	8/18/2025	USD	91,979	INR	7,895,685	1,851	—
UBS AG	8/15/2025	USD	48,920	JPY	7,136,650	1,511	—
Royal Bank of Canada	8/18/2025	USD	37,090	KRW	50,827,970	627	—
UBS AG	8/18/2025	USD	4,597	KRW	6,303,151	76	—
Toronto-Dominion Bank	8/15/2025	USD	9,680	MXN	180,532	126	—
Toronto-Dominion Bank	8/15/2025	USD	8,542	NOK	86,276	196	—
State Street Bank & Trust Co.	8/15/2025	USD	7,314	SEK	69,562	201	—
UBS AG	8/15/2025	USD	11,905	SGD	15,209	178	—
BNP Paribas	8/15/2025	USD	81,641	TWD	2,365,707	2,510	—
State Street Bank & Trust Co.	8/15/2025	USD	7,865	TWD	230,690	149	—
						20,612	(713)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $12,819 and cash of $2,520 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,357,955	—	—	1,357,955
Common Stocks—Other	173,035	572,450	—	745,485
Preferred Stocks	—	6,523	—	6,523
Temporary Cash Investments	46,238	—	—	46,238
Total	1,577,228	578,973	—	2,156,201
Derivative Financial Instruments
Assets
Futures Contracts[1]	101	—	—	101
Forward Currency Contracts	—	20,612	—	20,612
Total	101	20,612	—	20,713
Liabilities
Futures Contracts[1]	(3)	—	—	(3)
Forward Currency Contracts	—	(713)	—	(713)
Total	(3)	(713)	—	(716)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.